Nature of the Business and Significant Accounting Policies (Details Narrative) - USD ($)		6 Months Ended		12 Months Ended
	Sep. 26, 2014	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2015	Jun. 30, 2014
Financing Receivable, Impaired [Line Items]
Gross debt issuance costs		$ 199,632		$ 149,632	$ 123,663
Amortization of the debt issuance costs		$ 32,947	$ 19,611	$ 46,414	$ 576
Unrecognized tax assets or liabilities related to uncertain tax positions
Accrual for interest or penalties
Antidilutive securities excluded from computation of earnings per share, amount		453,723		452,612	444,445
Adverting expense				$ 77,175	$ 13,204
Decrease in debt issuance costs				123,087
Increase in loan discounts and debt issuance costs				$ 123,087
Two Vendors [Member]
Financing Receivable, Impaired [Line Items]
Number of common stoick shares issued for consideration of future inventory purchases				60,000
Number of common stoick value issued for consideration of future inventory purchases				$ 300,000
Vendors [Member]
Financing Receivable, Impaired [Line Items]
Prepaid expenses				$ 300,000
Four Customer [Member] | Revenues [Member]
Financing Receivable, Impaired [Line Items]
Percentage of concentration of credit risk				52.00%
Three Customer [Member] | Revenues [Member]
Financing Receivable, Impaired [Line Items]
Percentage of concentration of credit risk					39.00%
One Customer [Member] | Accounts Receivable [Member]
Financing Receivable, Impaired [Line Items]
Percentage of concentration of credit risk				75.00%
Three Customer [Member] | Accounts Receivable [Member]
Financing Receivable, Impaired [Line Items]
Percentage of concentration of credit risk					65.00%
Three Vendors [Member] | Accounts Payable [Member]
Financing Receivable, Impaired [Line Items]
Percentage of concentration of credit risk				68.00%	73.00%
Three Vendors [Member] | Purchases [Member]
Financing Receivable, Impaired [Line Items]
Percentage of concentration of credit risk				77.00%	82.00%
TD Legacy [Member]
Financing Receivable, Impaired [Line Items]
Stock issued during period, shares	4,000,000